Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Major Subsidiaries and VIEs

As of December 31, 2021, the Company’s major subsidiaries and VIEs were as follows:

(1)The English names above are for identification purpose only.

Name(1)	Date of incorporation	Place of incorporation (or establishment)	Equity interest held
Subsidiaries:
Global Online Education HK Limited. (“GOE HK”)	June 24, 2014	Hong Kong	100%
Shanghai Zhangxue Education Technology Co., Ltd. (“Zhangxue” or the "WFOE")	April 10, 2018	Shanghai	100%
Shanghai Kunge Information Consulting Co., Ltd. (“Kunge”)	June 20, 2018	Shanghai	100%
Shanghai Zhangneng Information Technology Co., Ltd. (“Zhangneng”)	March 22, 2019	Shanghai	100%
Shenzhen Kunxue Education Consulting Co., Ltd. (“Kunxue”)	June 26, 2019	Shenzhen	100%
Hainan Kunqiong Information Technology Co., Ltd. (“Kunqiong”)	June 22, 2021	Hainan	100%

VIEs:	Date of incorporation	Place of incorporation (or establishment)	Economic interest held
Shenzhen Zhangmenren Education Consultation Co., Ltd. (“Zhangmenren”)	June 23, 2014	Shenzhen	100%
Shanghai Zhangda Education Technolog Co., Ltd. (“Zhangda”)	November 28, 2016	Shanghai	100%
Shanghai Zhangshi Education and Training Co., Ltd. (“Zhangshi”)	February 22, 2019	Shanghai	100%

Principal subsidiary of VIEs:	Date of incorporation	Place of incorporation (or establishment)	Economic interest held
Shanghai Zhangxiaomen Education Technology Co., Ltd. ("Zhangxiaomen")	April 14, 2016	Shanghai	100%